LEASES	12 Months Ended
Mar. 31, 2016
LEASES
LEASES

7.LEASES

The Company enters into various leases for data center facilities, office premises and office equipment in the normal course of business.

Capital Leases — The Company uses office equipment leased under capital lease arrangements. The amount of leased assets at cost under capital leases and accumulated depreciation amounted to ¥19,402 thousand and ¥10,143 thousand, respectively, at March 31, 2015 and ¥17,471 thousand and ¥12,510 thousand, respectively, at March 31, 2016.

Operating Leases — The Company leases its data center facilities and office premises under cancellable operating lease arrangements with mainly two-year lease periods, for which refundable lease deposits are recorded as rental deposits. The U.S.-based subsidiary leases office premises under noncancellable operating lease arrangements.

Expenses related to operating leases for the years ended March 31, 2014, 2015 and 2016 were ¥357,884 thousand, ¥379,972 thousand and ¥823,790 thousand, respectively, and are included in “Cost of revenue” and “Selling, general and administrative expenses.”

Future Minimum Lease Payments — As of March 31, 2016, the future minimum lease payments under noncancellable operating leases and capital leases are as follows:

	Thousands of Yen
	Operating
Years ending March 31,	Leases	Capital Leases
2017	¥328,671	¥3,650
2018	340,916	2,068
2019	273,653	—
2020	176,378	—
2021	150,220	—
Total minimum lease payments	¥1,269,838	5,718

Less amounts representing interest		105
Present value of minimum lease payments		5,613
Less current portion		4,066
Noncurrent portion		¥1,547